Commitments and Contingencies - Narrative (Details) - USD ($)		1 Months Ended	3 Months Ended
	Mar. 23, 2017	May 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 20, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating leases, rent expense			$ 1,960,107	$ 1,996,377
Operating leases, future minimum payments due			33,869,605
Long-term purchase commitment, amount			21,000,000
Insurance deductible			250,000			$ 250,000
Insurance aggregate stop loss			2,000,000			2,000,000
Insurance reserves			1,173,705			$ 971,351
Insurance stop loss per-claim basis			150,000
Aggregate stop loss per calendar year			$ 5,799,991
Common stock, par or stated value per share (in dollars per share)			$ 0.01			$ 0.01
Defined contribution plan, maximum annual contributions per employee, percent (up to)			92.00%
Defined contribution plan, employer matching contribution, percent of match (up to)			4.00%
Defined contribution plan, employer discretionary contribution amount			$ 0	$ 67,171
Standby Letters of Credit | Lease Payment Letters of Credit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Letters of credit outstanding			454,560
Letter of Credit | Insurance Programs Letters of Credit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Letters of credit outstanding			1,636,000			$ 1,285,000
Letter of Credit | Environmental Remediation Programs Letters of Credit [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Letters of credit outstanding			$ 1,375,342			$ 1,375,342
Chieftain Sand And Proppant, LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price	$ 36,300,000
Wexford, Gulfport and Rhino | Sturgeon Acquisitions LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price (in dollars per share)					$ 19.06
Scenario, Forecast | Wexford, Gulfport and Rhino | Sturgeon Acquisitions LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock to be issued upon acquisition (in shares)		7,000,000
Purchase price		$ 133,400,000
Affiliated Entity | Caliber Investment Group LLC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Leases, term of contract			5 years
Operating leases, future minimum payments due			$ 2,600,000